Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events, except as noted below, that would have required adjustment or disclosure in the financial statements.

Issuance of shares

On February 5, 2026, the Company issued 240,400 shares of its common stock to Anson Investments Master Fund LP (“Anson”) pursuant to the agreement entered into on December 8, 2025. Under the agreement, the shares were issued in exchange for the termination of all warrants and other obligations of the Company under the Securities Purchase Agreement dated August 30, 2024.

In connection with the agreement, Anson agreed to limit sales of the Company’s common stock to no more than 10% of the daily trading volume of the Company’s common stock on the Nasdaq Stock Market. The issuance of the shares was made pursuant to the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended. No underwriting discounts or commissions were paid with respect to the issuance.